CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS - Schedule of Conversion Options on Convertible Debt Instruments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 224,942,365
Ending balance	279,574,884	$ 224,942,365
2023 Debenture Financing
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	25,034,073	30,342,059
Paid in kind interest	4,950,035	3,551,316
Fair value adjustment	(23,217,793)	(8,533,552)
Foreign currency translation adjustment	(739,817)	(325,750)
Ending balance	$ 6,026,498	$ 25,034,073